NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
NET LOSS PER SHARE	NET LOSS PER SHARE
The Company uses the weighted average ownership percentages during the period to calculate the net loss per share attributable to public shareholders and the noncontrolling interest holders. The following table sets forth the computation of basic and diluted net loss using the treasury stock method:

(In thousands, except for share and per share amounts)	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Numerator:
Net loss	$(248,056)	$(48,648)	$(105,968)
Net loss attributable to noncontrolling interest	(18,307)	(6,205)	(15,987)
Net loss attributed to Class A shareholders - basic and diluted EPS	(229,749)	(42,443)	(89,981)
Denominator:
Weighted-average basic shares outstanding	114,070,225	109,295,742	91,158,500
Effect of dilutive securities	—	—	—
Weighted-average diluted shares	114,070,225	109,295,742	91,158,500
Basic and diluted net loss per share	$(2.01)	$(0.39)	$(0.99)
The following table represents potential ordinary shares outstanding that were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Warrants	29,533,182	29,533,282	29,533,282
Stock options	11,202,701	17,137,358	18,915,358
Restricted stock	5,330,944	7,583,255	2,296,831
Total	46,066,827	54,253,895	50,745,471